Other equity instruments (Details) - GBP (£) £ in Millions	6 Months Ended					12 Months Ended
	Jun. 30, 2021		Dec. 31, 2020		Jun. 30, 2020	Dec. 31, 2020
Opening balance as at 1 January	£ 11,172				£ 10,871	£ 10,871
Securities held by the Group	(29)		£ (4)		£ 9
Closing balance	11,167		11,172			11,172
Other equity instruments
Issuances	0					1,142
Redemptions	0					(831)
Securities held by the Group	£ (5)	[1]	£ (10)	[1]		£ (10)

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 84 to 85.